Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000174035 | Banco Santander S.A., 4.75, 2173-08-12
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000174035 | Liberty Mutual Group, Inc., 7.8, 2037-03-15
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174035 | Comerica, Inc., 5.625, 2168-10-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174035 | Provident Financing Trust I, 7.405, 2038-03-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000174035 | Australia & New Zealand Banking Group Ltd., 6.75, 2049-12-29
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174035 | KeyCorporation, 5, 2049-12-29
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174035 | New York Community Bancorp, Inc., 6.375, 2027-03-17
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174035 | Wells Fargo & Company, 6.85, 2174-07-15
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174035 | Synovus Financial Corporation, 8.397, 2029-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174035 | Bank of Nova Scotia (The), 4.9, 2168-09-04
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174035 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000174035 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174035 | Preferred Securities
Holdings [Line Items]
Percent of Net Asset Value	70.30%
C000174035 | Contingent Capital Securities
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000174035 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174035 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174035 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174035 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000174035 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000174035 | Financials
Holdings [Line Items]
Percent of Net Asset Value	77.60%
C000174036 | Banco Santander S.A., 4.75, 2173-08-12
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000174036 | Liberty Mutual Group, Inc., 7.8, 2037-03-15
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174036 | Comerica, Inc., 5.625, 2168-10-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174036 | Provident Financing Trust I, 7.405, 2038-03-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000174036 | Australia & New Zealand Banking Group Ltd., 6.75, 2049-12-29
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174036 | KeyCorporation, 5, 2049-12-29
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174036 | New York Community Bancorp, Inc., 6.375, 2027-03-17
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174036 | Wells Fargo & Company, 6.85, 2174-07-15
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174036 | Synovus Financial Corporation, 8.397, 2029-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174036 | Bank of Nova Scotia (The), 4.9, 2168-09-04
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174036 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000174036 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174036 | Preferred Securities
Holdings [Line Items]
Percent of Net Asset Value	70.30%
C000174036 | Contingent Capital Securities
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000174036 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174036 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174036 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174036 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000174036 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000174036 | Financials
Holdings [Line Items]
Percent of Net Asset Value	77.60%
C000174037 | Banco Santander S.A., 4.75, 2173-08-12
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000174037 | Liberty Mutual Group, Inc., 7.8, 2037-03-15
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174037 | Comerica, Inc., 5.625, 2168-10-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174037 | Provident Financing Trust I, 7.405, 2038-03-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000174037 | Australia & New Zealand Banking Group Ltd., 6.75, 2049-12-29
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174037 | KeyCorporation, 5, 2049-12-29
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174037 | New York Community Bancorp, Inc., 6.375, 2027-03-17
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174037 | Wells Fargo & Company, 6.85, 2174-07-15
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174037 | Synovus Financial Corporation, 8.397, 2029-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174037 | Bank of Nova Scotia (The), 4.9, 2168-09-04
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174037 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000174037 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174037 | Preferred Securities
Holdings [Line Items]
Percent of Net Asset Value	70.30%
C000174037 | Contingent Capital Securities
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000174037 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174037 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174037 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174037 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000174037 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000174037 | Financials
Holdings [Line Items]
Percent of Net Asset Value	77.60%